Goodwill and Other Intangible Assets - Future Amortization Expense (Details) $ in Millions	Mar. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 4.6
2027	4.9
2028	5.0
2029	4.6
2030	$ 4.3